Basis of Presentation (Tables)	12 Months Ended
Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment Useful Lives	Depreciation and amortization is provided using the straight-line method over the following estimated useful lives:

Buildings and improvements	5	to	30 years
Equipment	3	to	7 years
Computer hardware and software	3	to	7 years
Assets subject to finance lease	Shorter of useful life or lease term
Property and equipment consisted of the following:

	January 3, 2021	December 29, 2019
Land and land improvements	$1,264	$12,851
Owned buildings	—	8,385
Leasehold improvements (1)	128,918	123,172
Equipment	118,988	119,594
Assets subject to finance leases	1,159	1,172
	250,329	265,174
Less accumulated depreciation and amortization	(152,462)	(133,284)
	$97,867	$131,890
(1)    Leasehold improvements include the cost of new buildings constructed on leased land.